Long-term investments - Investments in Significant Partnerships and Joint Ventures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	$ 18,373,961	$ 17,627,613
AQN's investment carrying amount for the entities	456,393	381,802
Income Statement [Abstract]
Revenue	2,698,015	2,765,013
Net loss	(33,305)	(308,155)
OCI	58,794	(90,036)
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	3,235,474	2,740,132
Total liabilities	1,962,115	1,507,079
Net assets	1,273,359	1,233,053
Income Statement [Abstract]
Revenue	111,446	65,025
Net loss	(3,633)	(31,070)
OCI	12,026	(130,729)
Investments in Significant Partnerships and Joint Ventures | APUC
Income Statement [Abstract]
Net loss	(5,936)	(21,416)
OCI	7,693	(67,110)
Investments in Significant Partnerships and Joint Ventures
Equity Method Investment, Summarized Financial Information [Abstract]
AQN's investment carrying amount for the entities	456,393	381,802	$ 433,850
Investments in Significant Partnerships and Joint Ventures | APUC
Equity Method Investment, Summarized Financial Information [Abstract]
AQN's ownership interest in the entities	388,993	332,663
Difference between investment carrying amount and underlying equity in net assets	67,400	49,139
AQN's investment carrying amount for the entities	$ 456,393	$ 381,802